Loss per Share (Details) - Schedule of Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Loss per Share [Abstract]
Diluted loss per share	$ 3.04	$ 1.66	$ 1.25
Weighted average number of ordinary shares outstanding during the period used in the calculation of diluted loss per share	227,860,641	227,798,346	227,579,684